UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09685
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Pioneer High Yield Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2019 to June 30, 2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Yield Fund

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 25, 2020

=========================== Pioneer High Yield Fund ============================

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 20, 2020   Meeting Type: Annual
Record Date:  MAR 26, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Christopher W. Hamm      For       For          Management
1b    Elect Director Scott L. Hoffman         For       For          Management
1c    Elect Director Randal T. Klein          For       For          Management
1d    Elect Director Evan S. Lederman         For       For          Management
1e    Elect Director David H. Proman          For       For          Management
1f    Elect Director Todd R. Snyder           For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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BIOSCRIP, INC.

Ticker:       BIOS           Security ID:  09069N108
Meeting Date: AUG 02, 2019   Meeting Type: Special
Record Date:  JUN 17, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Amend Certificate of Incorporation      For       For          Management
3     Amend the Series A Certificate of       For       For          Management
      Designations
4     Advisory Vote on Golden Parachutes      For       For          Management
5     Adjourn Meeting                         For       For          Management

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BIOSCRIP, INC.

Ticker:       BIOS           Security ID:  09069N207
Meeting Date: AUG 02, 2019   Meeting Type: Special
Record Date:  JUN 17, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Amend Certificate of Incorporation      For       For          Management
3     Amend the Series A Certificate of       For       For          Management
      Designations
4     Advisory Vote on Golden Parachutes      For       For          Management
5     Adjourn Meeting                         For       For          Management

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LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: SEP 12, 2019   Meeting Type: Special
Record Date:  AUG 15, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
2     Approve the Cancellation of Shares      For       For          Management

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OPTION CARE HEALTH, INC.

Ticker:       OPCH           Security ID:  68404L201
Meeting Date: MAY 22, 2020   Meeting Type: Annual
Record Date:  MAR 31, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John J. Arlotta          For       For          Management
1.2   Elect Director Elizabeth Q. Betten      For       Withhold     Management
1.3   Elect Director David W. Golding         For       For          Management
1.4   Elect Director Harry M. Jansen          For       For          Management
      Kraemer, Jr.
1.5   Elect Director Alan Nielsen             For       For          Management
1.6   Elect Director R. Carter Pate           For       For          Management
1.7   Elect Director John C. Rademacher       For       For          Management
1.8   Elect Director Nitin Sahney             For       For          Management
1.9   Elect Director Timothy Sullivan         For       Withhold     Management
1.10  Elect Director Mark Vainisi             For       Withhold     Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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WINDSTREAM SERVICES LLC

Ticker:                      Security ID:  97381LAB4
Meeting Date: JUN 17, 2020   Meeting Type: Written Consent
Record Date:  MAY 07, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         None      For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      None      For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

========== END NPX REPORT